UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended  DECEMBER 31, 2003.
                                                         ------------------
If amended report check here:  [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 Pickwick Plaza           Greenwich       CT                      06830
--------------------------------------------------------------------------------
Business        (Street)        (City)          (State)                 (Zip)

     Thomas J. Murphy, Chief Financial Officer          (203) 629-8600
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

____________________________________ATTENTION___________________________________




                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 13th day of February, 2004.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F

Page   3   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               SOLE   SHARED   SHARED
                                                                                    AS DEFINED OTHER
                                                                                        IN
                                                                                     INSTR. V                    SOLE  SHARED  NONE
                                                                                (A)     (B)     (C)               (A)    (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atari                          Com      45665T       4,718,603      1,123,477    X                                X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Atari                          Com      45665T         450,723        107,315                   X                              X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388      25,583,436      2,842,604    X                                X
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       1,998,639        222,071    X                                X
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       3,519,225        391,025                   X                              X
                                          106
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      14,429,406      1,797,161    X                                X
                                          103
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       3,460,483        430,998                   X                              X
                                          103
------------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      27,970,452      5,132,193    X                                X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       6,105,259      1,120,231                   X                              X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856      75,176,928      6,458,499    X                                X
                                          109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856      14,271,303      1,226,057                   X                              X
                                          109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856         698,400         60,000    X                                X
                                          109
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COLUMN TOTALS                                      178,382,857
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

                                    FORM 13F

Page   4   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               SOLE   SHARED   SHARED
                                                                                    AS DEFINED OTHER
                                                                                        IN
                                                                                     INSTR. V                    SOLE  SHARED  NONE
                                                                                (A)     (B)     (C)               (A)    (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104    285,675,061     39,787,613   X                                X
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104     65,228,742      9,084,783                  X                              X
------------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V      55,899,588      4,982,138   X                                X
                               ADR        108
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IXOS Software AG                SP       46600V       4,178,956        372,456   X                                X
                               ADR        108
------------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V       4,290,595        382,406                  X                              X
                               ADR        108
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                   Com       564910      17,172,640      1,311,890   X                                X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                   Com       564910       2,462,491        188,120                  X                              X
                                          107
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487      13,486,127      5,835,624   X                                X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487       1,038,570        449,403   X                                X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487       2,092,428        905,421                  X                              X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290      22,558,969      1,289,821   X                                X
                                          305
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290       1,781,059        101,833   X                                X
                                          305
------------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290       3,108,183        177,712                  X                              X
                                          305
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       478,973,409
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

Page   5   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               SOLE   SHARED   SHARED
                                                                                    AS DEFINED OTHER
                                                                                        IN
                                                                                     INSTR. V                    SOLE  SHARED  NONE
                                                                                (A)     (B)     (C)               (A)    (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B      19,807,048       2,454,405    X                                X
                                        101
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       2,754,573         341,335                   X                               X
                                        101
------------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383      45,048,003       2,908,199    X                                X
Group, Inc.                             108
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Soundview Technology        Com        977383       9,719,262         627,454                   X                               X
Group, Inc.                             108
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SRA International, Inc.     Com        78464R      75,013,007       1,740,441    X                                X
                                        105
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       5,922,285         137,408    X                                X
                                        105
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R      10,335,208         239,796                   X                               X
                                        105
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COLUMN TOTAL                                      168,599,386
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TOTAL FROM ALL PAGES:                             825,955,652
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